Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Equity Trust
Entity Central Index Key	0001063946
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000215377
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class A
Trading Symbol	VYCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	S&P 500® Index
2015	$9,427	$10,000	$10,000	$10,000
2016	$9,381	$9,950	$10,022	$10,172
2017	$10,788	$11,443	$11,795	$11,949
2018	$11,983	$12,711	$13,571	$13,667
2019	$12,222	$12,964	$13,910	$14,184
2020	$12,843	$13,623	$15,505	$16,005
2021	$18,793	$19,934	$22,313	$22,458
2022	$18,665	$19,799	$21,492	$22,391
2023	$18,820	$19,963	$21,928	$23,045
2024	$23,134	$24,539	$27,976	$29,540
2025	$26,560	$28,173	$31,646	$33,535

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	8.21%	14.28%	10.26%
Class A - Excluding Sales Charge	14.81%	15.64%	10.91%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,101,317,298
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,115,095
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,101,317,298 # of Portfolio Holdings100 Portfolio Turnover Rate29% Investment Advisory Fees Paid4,115,095
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Material Fund Change [Text Block]
C000215373
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class C
Trading Symbol	VYCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,885	$9,885	$10,022	$10,172
2017	$11,305	$11,305	$11,795	$11,949
2018	$12,489	$12,489	$13,571	$13,667
2019	$12,673	$12,673	$13,910	$14,184
2020	$13,245	$13,245	$15,505	$16,005
2021	$19,276	$19,276	$22,313	$22,458
2022	$19,047	$19,047	$21,492	$22,391
2023	$19,106	$19,106	$21,928	$23,045
2024	$23,486	$23,486	$27,976	$29,540
2025	$26,964	$26,964	$31,646	$33,535

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	13.24%	15.04%	10.43%
Class C - Excluding Sales Charge	14.24%	15.04%	10.43%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,101,317,298
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,115,095
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,101,317,298 # of Portfolio Holdings100 Portfolio Turnover Rate29% Investment Advisory Fees Paid4,115,095
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Material Fund Change [Text Block]
C000215374
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class I
Trading Symbol	VYCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P 500® Index
2015	$250,000	$250,000	$250,000
2016	$249,541	$250,550	$254,300
2017	$287,839	$294,872	$298,726
2018	$320,732	$339,280	$341,683
2019	$328,078	$347,762	$354,599
2020	$345,975	$387,616	$400,129
2021	$508,047	$557,818	$561,461
2022	$506,166	$537,290	$559,777
2023	$512,036	$548,197	$576,122
2024	$631,314	$699,406	$738,512
2025	$727,076	$791,156	$838,380

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.17%	16.01%	11.27%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,101,317,298
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,115,095
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,101,317,298 # of Portfolio Holdings100 Portfolio Turnover Rate29% Investment Advisory Fees Paid4,115,095
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Material Fund Change [Text Block]
C000215381
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class R
Trading Symbol	VYCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,912	$10,022	$10,172
2017	$11,362	$11,795	$11,949
2018	$12,585	$13,571	$13,667
2019	$12,798	$13,910	$14,184
2020	$13,409	$15,505	$16,005
2021	$19,567	$22,313	$22,458
2022	$19,376	$21,492	$22,391
2023	$19,480	$21,928	$23,045
2024	$23,890	$27,976	$29,540
2025	$27,348	$31,646	$33,535

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	14.47%	15.32%	10.58%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,101,317,298
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,115,095
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,101,317,298 # of Portfolio Holdings100 Portfolio Turnover Rate29% Investment Advisory Fees Paid4,115,095
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Material Fund Change [Text Block]
C000215378
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class R6
Trading Symbol	VYCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	S&P 500® Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$997,715	$1,002,200	$1,017,200
2017	$1,150,955	$1,179,500	$1,194,900
2018	$1,282,605	$1,357,100	$1,366,700
2019	$1,312,781	$1,391,000	$1,418,400
2020	$1,384,534	$1,550,500	$1,600,500
2021	$2,032,911	$2,231,300	$2,245,800
2022	$2,025,533	$2,149,200	$2,239,100
2023	$2,049,031	$2,192,800	$2,304,500
2024	$2,525,898	$2,797,600	$2,954,000
2025	$2,909,450	$3,164,600	$3,353,500

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	15.18%	16.01%	11.27%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,101,317,298
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,115,095
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,101,317,298 # of Portfolio Holdings100 Portfolio Turnover Rate29% Investment Advisory Fees Paid4,115,095
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Material Fund Change [Text Block]
C000215380
Shareholder Report [Line Items]
Fund Name	Voya Corporate Leaders<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 100 Fund
Class Name	Class W
Trading Symbol	VYCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Corporate Leaders® 100 Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P 500® Index due to favorable stock selection.

↑ Top contributors to performance: Stock selection within health care, communication services, & financials contributed. An overweight allocation to the financial sector also contributed. Among key individual contributors were an underweight position in Apple Inc., and overweight positions in Gilead Sciences, Inc., and Phillip Morris International Inc.

↓ Top detractors from performance: Stock selection within industrials, consumer discretionary, & utilities sectors detracted. Key individual detractors included an overweight position in Target Corp., and underweight in NVIDIA Corp., and an overweight to Nike, Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$9,977	$10,022	$10,172
2017	$11,500	$11,795	$11,949
2018	$12,804	$13,571	$13,667
2019	$13,091	$13,910	$14,184
2020	$13,802	$15,505	$16,005
2021	$20,255	$22,313	$22,458
2022	$20,167	$21,492	$22,391
2023	$20,384	$21,928	$23,045
2024	$25,117	$27,976	$29,540
2025	$28,902	$31,646	$33,535

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	15.07%	15.93%	11.20%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P 500® Index	13.52%	15.94%	12.86%

AssetsNet	$ 1,101,317,298
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 4,115,095
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,101,317,298 # of Portfolio Holdings100 Portfolio Turnover Rate29% Investment Advisory Fees Paid4,115,095
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.9%
Common Stock	98.9%

Sector Allocation

Value	Value
Financials	18.4%
Information Technology	18.4%
Industrials	13.2%
Health Care	12.5%
Consumer Staples	9.9%
Communication Services	9.2%
Consumer Discretionary	9.1%
Utilities	2.9%
Energy	2.4%
Real Estate	1.9%
Materials	1.0%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	0.2%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	1.5%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%
Netflix, Inc.	1.2%
ServiceNow, Inc.	1.2%
Intuit, Inc.	1.2%
NVIDIA Corp.	1.2%
GE Aerospace	1.2%
Microsoft Corp.	1.2%
Boeing Co.	1.1%

Material Fund Change [Text Block]
C000215405
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class A
Trading Symbol	VYGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$9,426	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,134	$9,690	$10,532	$9,458	$9,604	$9,848
2017	$10,123	$10,740	$10,613	$11,116	$11,181	$11,001
2018	$11,034	$11,706	$10,796	$12,432	$12,475	$11,801
2019	$10,786	$11,443	$11,129	$12,272	$12,438	$11,992
2020	$10,900	$11,564	$11,751	$12,938	$13,284	$12,710
2021	$14,409	$15,288	$12,277	$18,353	$18,682	$15,873
2022	$12,989	$13,781	$10,655	$17,108	$17,781	$14,800
2023	$12,510	$13,272	$10,178	$17,254	$18,149	$14,815
2024	$14,374	$15,250	$10,256	$21,318	$22,672	$17,024
2025	$15,743	$16,703	$10,978	$24,229	$25,782	$18,729

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.23%	6.35%	4.64%
Class A - Excluding Sales Charge	9.52%	7.63%	5.26%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%

AssetsNet	$ 424,979,011
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,949,619
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,979,011 # of Portfolio Holdings306 Portfolio Turnover Rate157% Investment Advisory Fees Paid1,949,619
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Material Fund Change [Text Block]
C000215404
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class C
Trading Symbol	VYGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$193	1.85%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,614	$9,614	$10,532	$9,458	$9,604	$9,848
2017	$10,575	$10,575	$10,613	$11,116	$11,181	$11,001
2018	$11,440	$11,440	$10,796	$12,432	$12,475	$11,801
2019	$11,097	$11,097	$11,129	$12,272	$12,438	$11,992
2020	$11,132	$11,132	$11,751	$12,938	$13,284	$12,710
2021	$14,614	$14,614	$12,277	$18,353	$18,682	$15,873
2022	$13,079	$13,079	$10,655	$17,108	$17,781	$14,800
2023	$12,494	$12,494	$10,178	$17,254	$18,149	$14,815
2024	$14,355	$14,355	$10,256	$21,318	$22,672	$17,024
2025	$15,723	$15,723	$10,978	$24,229	$25,782	$18,729

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	7.67%	6.84%	4.63%
Class C - Excluding Sales Charge	8.67%	6.84%	4.63%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%

AssetsNet	$ 424,979,011
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,949,619
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,979,011 # of Portfolio Holdings306 Portfolio Turnover Rate157% Investment Advisory Fees Paid1,949,619
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Material Fund Change [Text Block]
C000215403
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class I
Trading Symbol	VYGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$250,000	$250,000	$250,000	$250,000	$250,000
2016	$242,801	$263,300	$236,450	$240,100	$246,200
2017	$269,659	$265,327	$277,900	$279,524	$275,030
2018	$294,762	$269,891	$310,803	$311,865	$295,025
2019	$288,828	$278,231	$306,794	$310,961	$299,804
2020	$292,526	$293,784	$323,453	$332,106	$317,762
2021	$387,805	$306,916	$458,817	$467,041	$396,822
2022	$350,578	$266,372	$427,710	$444,530	$369,997
2023	$338,239	$254,439	$431,345	$453,732	$370,366
2024	$389,777	$256,406	$532,955	$566,798	$425,594
2025	$427,881	$274,441	$605,713	$644,544	$468,220

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.77%	7.90%	5.52%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%

AssetsNet	$ 424,979,011
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,949,619
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,979,011 # of Portfolio Holdings306 Portfolio Turnover Rate157% Investment Advisory Fees Paid1,949,619
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Material Fund Change [Text Block]
C000215400
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class R6
Trading Symbol	VYGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Line Graph [Table Text Block]
	Class R6	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
9/29/2017	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2018	$1,041,609	$1,000,500	$1,060,200	$1,060,100	$1,032,900
2019	$1,017,005	$1,031,400	$1,046,500	$1,057,000	$1,049,600
2020	$1,030,689	$1,089,000	$1,103,400	$1,128,900	$1,112,500
2021	$1,365,915	$1,137,700	$1,565,100	$1,587,600	$1,389,200
2022	$1,235,610	$987,400	$1,459,000	$1,511,100	$1,295,300
2023	$1,192,445	$943,200	$1,471,400	$1,542,300	$1,296,600
2024	$1,373,642	$950,500	$1,818,000	$1,926,700	$1,490,000
2025	$1,508,595	$1,017,300	$2,066,200	$2,191,000	$1,639,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (9/29/2017)
Class R6	9.82%	7.92%	5.51%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.22%
MSCI All Country World Index℠	13.65%	13.37%	9.90%
MSCI World Index℠	13.72%	14.18%	10.77%
S&P Target Risk Growth Index	10.02%	8.06%	6.65%

AssetsNet	$ 424,979,011
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,949,619
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,979,011 # of Portfolio Holdings306 Portfolio Turnover Rate157% Investment Advisory Fees Paid1,949,619
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Material Fund Change [Text Block]
C000215401
Shareholder Report [Line Items]
Fund Name	Voya Global Income & Growth Fund
Class Name	Class W
Trading Symbol	VYGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Global Income & Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the MSCI World IndexSM. The Fund’s strategic allocation to global high yield bonds held back performance, as this asset class performed well but lagged global equities.

↑ Top contributors to performance: Sectors that contributed were information technology, industrials & communication services. At the subindustry level, information technology was driven by application software and semiconductors, industrials was driven by aerospace, construction and engineering as well as communication services was driven by movies and entertainment and interactive home entertainment.

↓ Top detractors from performance: The sectors that detracted were healthcare & energy. At the subindustry level, healthcare was driven by pharmaceuticals and managed healthcare, and energy was driven by oil as well as gas drilling and integrated oil and gas.

Line Graph [Table Text Block]
	Class W	Bloomberg Global Aggregate Index	MSCI All Country World Index℠	MSCI World Index℠	S&P Target Risk Growth Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,724	$10,532	$9,458	$9,604	$9,848
2017	$10,798	$10,613	$11,116	$11,181	$11,001
2018	$11,801	$10,796	$12,432	$12,475	$11,801
2019	$11,565	$11,129	$12,272	$12,438	$11,992
2020	$11,706	$11,751	$12,938	$13,284	$12,710
2021	$15,522	$12,277	$18,353	$18,682	$15,873
2022	$14,031	$10,655	$17,108	$17,781	$14,800
2023	$13,537	$10,178	$17,254	$18,149	$14,815
2024	$15,603	$10,256	$21,318	$22,672	$17,024
2025	$17,131	$10,978	$24,229	$25,782	$18,729

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	9.79%	7.91%	5.53%
Bloomberg Global Aggregate Index	7.03%	-1.35%	0.94%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
MSCI World Index℠	13.72%	14.18%	9.93%
S&P Target Risk Growth Index	10.02%	8.06%	6.48%

AssetsNet	$ 424,979,011
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 1,949,619
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$424,979,011 # of Portfolio Holdings306 Portfolio Turnover Rate157% Investment Advisory Fees Paid1,949,619
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Right	0.0%
Preferred Stock	1.9%
Equity-Linked Notes	1.9%
Convertible Bonds/Notes	28.6%
Common Stock	31.3%
Corporate Bonds/Notes	32.1%

Sector Allocation

Value	Value
Technology	16.7%
Financial	15.4%
Consumer, Non-cyclical	14.4%
Industrial	14.2%
Communications	13.9%
Consumer, Cyclical	12.6%
Mutual Funds	4.7%
Basic Materials	3.5%
Energy	3.0%
Utilities	2.1%
Update BB Sector Code	1.6%
Liabilities in Excess of Other Assets	(2.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	1.6%
Amazon.com, Inc.	1.2%
Microsoft Corp.	1.1%
Millicom International Cellular SA, 7.375%, 04/02/32	0.9%
Apple, Inc.	0.8%
Meta Platforms, Inc. - Class A	0.8%
Mastercard, Inc. - Class A	0.8%
Welltower OP LLC, 3.125%, 07/15/29	0.7%
Virgin Media Secured Finance PLC, 5.500%, 05/15/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 03/01/31	0.7%

Material Fund Change [Text Block]
C000055103
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class A
Trading Symbol	IEDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2015	$9,428	$10,000	$10,000	$10,000
2016	$8,931	$9,472	$10,022	$9,994
2017	$10,399	$11,029	$11,795	$11,459
2018	$11,051	$11,721	$13,571	$12,404
2019	$11,218	$11,898	$13,910	$12,584
2020	$10,905	$11,566	$15,505	$12,378
2021	$16,211	$17,194	$22,313	$17,871
2022	$16,937	$17,964	$21,492	$18,038
2023	$16,295	$17,283	$21,928	$17,217
2024	$20,499	$21,743	$27,976	$20,955
2025	$22,416	$23,775	$31,646	$22,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.05%	14.15%	8.41%
Class A - Excluding Sales Charge	9.35%	15.50%	9.05%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

AssetsNet	$ 796,732,606
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,465,627
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$796,732,606 # of Portfolio Holdings66 Portfolio Turnover Rate100% Investment Advisory Fees Paid5,465,627
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Material Fund Change [Text Block]
C000055105
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class C
Trading Symbol	IEDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$189	1.81%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,405	$9,405	$10,022	$9,994
2017	$10,872	$10,872	$11,795	$11,459
2018	$11,457	$11,457	$13,571	$12,404
2019	$11,550	$11,550	$13,910	$12,584
2020	$11,152	$11,152	$15,505	$12,378
2021	$16,448	$16,448	$22,313	$17,871
2022	$17,060	$17,060	$21,492	$18,038
2023	$16,270	$16,270	$21,928	$17,217
2024	$20,468	$20,468	$27,976	$20,955
2025	$22,382	$22,382	$31,646	$22,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	7.50%	14.62%	8.39%
Class C - Excluding Sales Charge	8.45%	14.62%	8.39%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

AssetsNet	$ 796,732,606
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,465,627
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$796,732,606 # of Portfolio Holdings66 Portfolio Turnover Rate100% Investment Advisory Fees Paid5,465,627
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Material Fund Change [Text Block]
C000055106
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class I
Trading Symbol	IEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2015	$250,000	$250,000	$250,000
2016	$237,661	$250,550	$249,850
2017	$277,805	$294,872	$286,478
2018	$295,989	$339,280	$310,112
2019	$301,768	$347,762	$314,609
2020	$294,272	$387,616	$309,449
2021	$438,841	$557,818	$446,783
2022	$459,982	$537,290	$450,938
2023	$444,020	$548,197	$430,421
2024	$560,438	$699,406	$523,872
2025	$614,422	$791,156	$570,546

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	9.63%	15.86%	9.41%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

AssetsNet	$ 796,732,606
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,465,627
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$796,732,606 # of Portfolio Holdings66 Portfolio Turnover Rate100% Investment Advisory Fees Paid5,465,627
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Material Fund Change [Text Block]
C000103066
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R
Trading Symbol	IEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$9,457	$10,022	$9,994
2017	$10,986	$11,795	$11,459
2018	$11,638	$13,571	$12,404
2019	$11,806	$13,910	$12,584
2020	$11,439	$15,505	$12,378
2021	$16,984	$22,313	$17,871
2022	$17,701	$21,492	$18,038
2023	$16,982	$21,928	$17,217
2024	$21,339	$27,976	$20,955
2025	$23,268	$31,646	$22,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	9.04%	15.26%	8.81%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

AssetsNet	$ 796,732,606
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,465,627
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$796,732,606 # of Portfolio Holdings66 Portfolio Turnover Rate100% Investment Advisory Fees Paid5,465,627
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Material Fund Change [Text Block]
C000122002
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class R6
Trading Symbol	IEDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$950,807	$1,002,200	$999,400
2017	$1,110,925	$1,179,500	$1,145,900
2018	$1,184,882	$1,357,100	$1,240,400
2019	$1,207,413	$1,391,000	$1,258,400
2020	$1,177,588	$1,550,500	$1,237,800
2021	$1,756,366	$2,231,300	$1,787,100
2022	$1,841,415	$2,149,200	$1,803,800
2023	$1,777,841	$2,192,800	$1,721,700
2024	$2,244,158	$2,797,600	$2,095,500
2025	$2,461,905	$3,164,600	$2,282,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	9.70%	15.89%	9.43%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

AssetsNet	$ 796,732,606
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,465,627
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$796,732,606 # of Portfolio Holdings66 Portfolio Turnover Rate100% Investment Advisory Fees Paid5,465,627
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Material Fund Change [Text Block]
C000078999
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Fund
Class Name	Class W
Trading Symbol	IWEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, R, R6 and W shares outperformed and Class C shares underperformed the Russell 1000® Value Index due to favorable stock selection & allocation effects.

↑ Top contributors to performance: Stock selection within the communication services, real estate & consumer staples sector had the largest positive impact. Within allocation effect, underweight to information technology & overweight to consumer staples as well as communication services contributed to performance. Key contributors included the overweight positions in AT&T Inc., Philip Morris International Inc. & Welltower Inc.

↓ Top detractors from performance: Stock selection within the health care, materials & utilities sectors detracted. For allocation effect, overweight to health care & energy as well as underweight to industrials detracted from performance. At the individual stock level, owned UnitedHealth Group Inc., overweight to Alcoa Corp. & owned Hewlett Packard Enterprise Co. were the biggest detractors.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 1000® Value Index
2015	$10,000	$10,000	$10,000
2016	$9,502	$10,022	$9,994
2017	$11,094	$11,795	$11,459
2018	$11,811	$13,571	$12,404
2019	$12,037	$13,910	$12,584
2020	$11,737	$15,505	$12,378
2021	$17,482	$22,313	$17,871
2022	$18,309	$21,492	$18,038
2023	$17,664	$21,928	$17,217
2024	$22,286	$27,976	$20,955
2025	$24,425	$31,646	$22,822

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	9.60%	15.79%	9.34%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Value Index	8.91%	13.02%	8.60%

AssetsNet	$ 796,732,606
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 5,465,627
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$796,732,606 # of Portfolio Holdings66 Portfolio Turnover Rate100% Investment Advisory Fees Paid5,465,627
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	0.5%
Common Stock	99.4%

Sector Allocation

Value	Value
Financials	23.2%
Health Care	13.2%
Industrials	12.4%
Consumer Staples	9.9%
Information Technology	8.6%
Energy	7.9%
Communication Services	6.5%
Real Estate	5.6%
Utilities	5.0%
Materials	3.7%
Consumer Discretionary	3.4%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

AT&T, Inc.	4.0%
Bank of America Corp.	3.2%
Bank of New York Mellon Corp.	2.9%
Kenvue, Inc.	2.8%
Philip Morris International, Inc.	2.7%
Arthur J Gallagher & Co.	2.7%
Intercontinental Exchange, Inc.	2.7%
Chevron Corp.	2.6%
American International Group, Inc.	2.6%
Boeing Co.	2.6%

Material Fund Change [Text Block]
C000022956
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class A
Trading Symbol	NLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2015	$9,426	$10,000	$10,000	$10,000
2016	$9,490	$10,068	$10,022	$10,161
2017	$11,329	$12,018	$11,795	$12,221
2018	$13,212	$14,017	$13,571	$14,789
2019	$14,020	$14,873	$13,910	$15,587
2020	$17,005	$18,041	$15,505	$19,678
2021	$22,317	$23,675	$22,313	$27,534
2022	$19,527	$20,715	$21,492	$25,813
2023	$20,991	$22,269	$21,928	$28,278
2024	$28,475	$30,209	$27,976	$37,779
2025	$32,425	$34,399	$31,646	$44,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	7.30%	12.44%	12.48%
Class A - Excluding Sales Charge	13.85%	13.78%	13.15%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

AssetsNet	$ 791,671,669
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,817,862
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$791,671,669 # of Portfolio Holdings53 Portfolio Turnover Rate56% Investment Advisory Fees Paid3,817,862
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Material Fund Change [Text Block]
C000022958
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class C
Trading Symbol	NLCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$175	1.64%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,998	$9,998	$10,022	$10,161
2017	$11,845	$11,845	$11,795	$12,221
2018	$13,715	$13,715	$13,571	$14,789
2019	$14,439	$14,439	$13,910	$15,587
2020	$17,386	$17,386	$15,505	$19,678
2021	$22,646	$22,646	$22,313	$27,534
2022	$19,672	$19,672	$21,492	$25,813
2023	$20,963	$20,963	$21,928	$28,278
2024	$28,437	$28,437	$27,976	$37,779
2025	$32,382	$32,382	$31,646	$44,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	11.98%	12.91%	12.47%
Class C - Excluding Sales Charge	12.98%	12.91%	12.47%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

AssetsNet	$ 791,671,669
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,817,862
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$791,671,669 # of Portfolio Holdings53 Portfolio Turnover Rate56% Investment Advisory Fees Paid3,817,862
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Material Fund Change [Text Block]
C000022959
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class I
Trading Symbol	PLCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Growth Index
2015	$250,000	$250,000	$250,000
2016	$252,567	$250,550	$254,025
2017	$302,538	$294,872	$305,516
2018	$354,268	$339,280	$369,735
2019	$377,195	$347,762	$389,664
2020	$459,447	$387,616	$491,951
2021	$604,824	$557,818	$688,338
2022	$531,127	$537,290	$645,317
2023	$573,238	$548,197	$706,944
2024	$779,817	$699,406	$944,487
2025	$890,855	$791,156	$1,110,942

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	14.20%	14.16%	13.55%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

AssetsNet	$ 791,671,669
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,817,862
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$791,671,669 # of Portfolio Holdings53 Portfolio Turnover Rate56% Investment Advisory Fees Paid3,817,862
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Material Fund Change [Text Block]
C000144636
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R
Trading Symbol	VGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,042	$10,022	$10,161
2017	$11,957	$11,795	$12,221
2018	$13,912	$13,571	$14,789
2019	$14,725	$13,910	$15,587
2020	$17,821	$15,505	$19,678
2021	$23,323	$22,313	$27,534
2022	$20,359	$21,492	$25,813
2023	$21,836	$21,928	$28,278
2024	$29,553	$27,976	$37,779
2025	$33,574	$31,646	$44,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	13.56%	13.51%	12.88%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

AssetsNet	$ 791,671,669
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,817,862
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$791,671,669 # of Portfolio Holdings53 Portfolio Turnover Rate56% Investment Advisory Fees Paid3,817,862
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Material Fund Change [Text Block]
C000156671
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Growth Index
6/2/2015	$1,000,000	$1,000,000	$1,000,000
2016	$1,007,195	$1,013,900	$1,025,700
2017	$1,206,644	$1,193,200	$1,233,700
2018	$1,414,017	$1,372,900	$1,493,000
2019	$1,507,213	$1,407,300	$1,573,400
2020	$1,837,071	$1,568,500	$1,986,500
2021	$2,420,199	$2,257,300	$2,779,500
2022	$2,126,596	$2,174,200	$2,605,700
2023	$2,294,785	$2,218,300	$2,854,600
2024	$3,122,130	$2,830,200	$3,813,800
2025	$3,567,520	$3,160,747	$4,436,291

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (6/2/2015)
Class R6	14.23%	14.19%	13.57%
Russell 3000® Index	13.12%	15.34%	12.20%
Russell 1000® Growth Index	17.62%	17.69%	16.07%

AssetsNet	$ 791,671,669
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,817,862
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$791,671,669 # of Portfolio Holdings53 Portfolio Turnover Rate56% Investment Advisory Fees Paid3,817,862
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Material Fund Change [Text Block]
C000081603
Shareholder Report [Line Items]
Fund Name	Voya Large-Cap Growth Fund
Class Name	Class W
Trading Symbol	IGOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Large-Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 1000® Growth Index primarily due to allocation effects.

↑ Top contributors to performance: On the sector level, stock selection within the communication services & information technology sectors contributed. At the individual stock level, key contributors included not owning Merck & Co., Inc. an underweight to combined shares of Alphabet Inc. & an overweight to Netflix, Inc.

↓ Top detractors from performance: An overweight allocation to the health care sector was a key detractor.   Stock selection within the consumer discretionary, health care & industrials sector also detracted.  Key individual stock detractors included non-benchmark position in Micron Technology, Inc., an underweight in Tesla, Inc. & a position in Palantir Technologies, Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 1000® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,096	$10,022	$10,161
2017	$12,081	$11,795	$12,221
2018	$14,129	$13,571	$14,789
2019	$15,022	$13,910	$15,587
2020	$18,274	$15,505	$19,678
2021	$24,039	$22,313	$27,534
2022	$21,087	$21,492	$25,813
2023	$22,735	$21,928	$28,278
2024	$30,922	$27,976	$37,779
2025	$35,301	$31,646	$44,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	14.12%	14.08%	13.44%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 1000® Growth Index	17.62%	17.69%	16.08%

AssetsNet	$ 791,671,669
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 3,817,862
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$791,671,669 # of Portfolio Holdings53 Portfolio Turnover Rate56% Investment Advisory Fees Paid3,817,862
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.8%
Common Stock	99.2%

Sector Allocation

Value	Value
Information Technology	45.9%
Communication Services	14.3%
Consumer Discretionary	12.8%
Health Care	8.1%
Financials	6.7%
Industrials	4.7%
Consumer Staples	3.8%
Materials	1.6%
Real Estate	0.7%
Energy	0.6%
Short-Term Investments	0.8%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	12.1%
NVIDIA Corp.	11.5%
Apple, Inc.	8.4%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc. - Class A	5.4%
Broadcom, Inc.	4.6%
Visa, Inc. - Class A	3.3%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	3.0%
Eli Lilly & Co.	2.6%

Material Fund Change [Text Block]
C000215383
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class A
Trading Symbol	VYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2015	$9,423	$10,000	$10,000	$10,000
2016	$9,039	$9,592	$10,022	$9,958
2017	$10,392	$11,028	$11,795	$11,667
2018	$11,448	$12,149	$13,571	$13,400
2019	$10,608	$11,257	$13,910	$12,671
2020	$10,242	$10,869	$15,505	$12,569
2021	$16,015	$16,995	$22,313	$19,704
2022	$15,024	$15,944	$21,492	$18,419
2023	$14,356	$15,235	$21,928	$17,935
2024	$18,219	$19,334	$27,976	$22,593
2025	$18,852	$20,006	$31,646	$23,083

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	-2.48%	11.65%	6.55%
Class A - Excluding Sales Charge	3.48%	12.98%	7.18%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

AssetsNet	$ 156,518,715
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 739,518
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$156,518,715 # of Portfolio Holdings300 Portfolio Turnover Rate72% Investment Advisory Fees Paid739,518
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Material Fund Change [Text Block]
C000215384
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class C
Trading Symbol	VYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$147	1.45%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,546	$9,546	$10,022	$9,958
2017	$10,916	$10,916	$11,795	$11,667
2018	$11,970	$11,970	$13,571	$13,400
2019	$11,036	$11,036	$13,910	$12,671
2020	$10,611	$10,611	$15,505	$12,569
2021	$16,506	$16,506	$22,313	$19,704
2022	$15,406	$15,406	$21,492	$18,419
2023	$14,651	$14,651	$21,928	$17,935
2024	$18,593	$18,593	$27,976	$22,593
2025	$19,239	$19,239	$31,646	$23,083

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.06%	12.41%	6.76%
Class C - Excluding Sales Charge	2.98%	12.41%	6.76%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

AssetsNet	$ 156,518,715
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 739,518
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$156,518,715 # of Portfolio Holdings300 Portfolio Turnover Rate72% Investment Advisory Fees Paid739,518
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Material Fund Change [Text Block]
C000215385
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class I
Trading Symbol	VYMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	S&P MidCap 400® Index
2015	$250,000	$250,000	$250,000
2016	$240,455	$250,550	$248,950
2017	$277,219	$294,872	$291,670
2018	$306,132	$339,280	$335,012
2019	$284,465	$347,762	$316,787
2020	$275,228	$387,616	$314,221
2021	$431,500	$557,818	$492,605
2022	$405,656	$537,290	$460,487
2023	$388,575	$548,197	$448,376
2024	$494,494	$699,406	$564,813
2025	$513,021	$791,156	$577,081

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	3.75%	13.26%	7.45%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

AssetsNet	$ 156,518,715
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 739,518
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$156,518,715 # of Portfolio Holdings300 Portfolio Turnover Rate72% Investment Advisory Fees Paid739,518
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Material Fund Change [Text Block]
C000215388
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class R
Trading Symbol	VYMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$9,571	$10,022	$9,958
2017	$10,975	$11,795	$11,667
2018	$12,065	$13,571	$13,400
2019	$11,155	$13,910	$12,671
2020	$10,742	$15,505	$12,569
2021	$16,754	$22,313	$19,704
2022	$15,678	$21,492	$18,419
2023	$14,943	$21,928	$17,935
2024	$18,920	$27,976	$22,593
2025	$19,532	$31,646	$23,083

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	3.23%	12.70%	6.92%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

AssetsNet	$ 156,518,715
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 739,518
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$156,518,715 # of Portfolio Holdings300 Portfolio Turnover Rate72% Investment Advisory Fees Paid739,518
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Material Fund Change [Text Block]
C000215382
Shareholder Report [Line Items]
Fund Name	Voya Mid Cap Research Enhanced Index Fund
Class Name	Class W
Trading Symbol	VYMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Mid Cap Research Enhanced Index Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the S&P Midcap 400® Index due primarily to favorable stock selection.

↑ Top contributors to performance: Stock selection within the financials, health care, & information technology sectors contributed. Among the key individual contributors were overweight positions in Jefferies Financial Group Inc., Exelixis, Inc., and Unum Group.

↓ Top detractors from performance: Stock selection within energy & consumer discretionary sectors detracted.  Key individual detractors included underweight positions in Texas Pacific Land Corp., Sprouts Farmers Market, Inc., & Duolingo, Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$9,620	$10,022	$9,958
2017	$11,082	$11,795	$11,667
2018	$12,253	$13,571	$13,400
2019	$11,336	$13,910	$12,671
2020	$10,972	$15,505	$12,569
2021	$17,191	$22,313	$19,704
2022	$16,172	$21,492	$18,419
2023	$15,493	$21,928	$17,935
2024	$19,716	$27,976	$22,593
2025	$20,457	$31,646	$23,083

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	3.76%	13.27%	7.42%
Russell 3000® Index	13.12%	15.34%	12.21%
S&P MidCap 400® Index	2.17%	12.93%	8.73%

AssetsNet	$ 156,518,715
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 739,518
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$156,518,715 # of Portfolio Holdings300 Portfolio Turnover Rate72% Investment Advisory Fees Paid739,518
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.7)%
Short-Term Investments	1.9%
Exchange-Traded Funds	1.3%
Common Stock	98.5%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.7%
Consumer Discretionary	13.7%
Information Technology	10.3%
Health Care	9.0%
Real Estate	6.9%
Consumer Staples	5.3%
Materials	5.1%
Energy	3.6%
Utilities	3.2%
Communication Services	1.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.3%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.0%
EMCOR Group, Inc.	1.0%
Curtiss-Wright Corp.	1.0%
AECOM	1.0%
Pure Storage, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.9%
Core & Main, Inc. - Class A	0.8%

Material Fund Change [Text Block]
C000022966
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	NMCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,282	$9,849	$10,022	$9,630	$9,803
2017	$10,793	$11,452	$11,795	$11,236	$11,358
2018	$12,209	$12,956	$13,571	$13,306	$12,797
2019	$12,572	$13,340	$13,910	$14,220	$13,000
2020	$14,292	$15,166	$15,505	$16,642	$13,342
2021	$20,461	$21,711	$22,313	$22,929	$20,052
2022	$16,360	$17,360	$21,492	$18,639	$18,694
2023	$17,520	$18,591	$21,928	$19,711	$17,851
2024	$21,041	$22,328	$27,976	$24,029	$21,977
2025	$23,575	$25,016	$31,646	$29,612	$24,245

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	5.60%	9.22%	8.95%
Class A - Excluding Sales Charge	12.04%	10.53%	9.60%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

AssetsNet	$ 699,899,653
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,529,433
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$699,899,653 # of Portfolio Holdings77 Portfolio Turnover Rate87% Investment Advisory Fees Paid5,529,433
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Material Fund Change [Text Block]
C000022968
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	NMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$201	1.90%

Expenses Paid, Amount	$ 201
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,775	$9,775	$10,022	$9,630	$9,803
2017	$11,282	$11,282	$11,795	$11,236	$11,358
2018	$12,672	$12,672	$13,571	$13,306	$12,797
2019	$12,943	$12,943	$13,910	$14,220	$13,000
2020	$14,601	$14,601	$15,505	$16,642	$13,342
2021	$20,755	$20,755	$22,313	$22,929	$20,052
2022	$16,484	$16,484	$21,492	$18,639	$18,694
2023	$17,500	$17,500	$21,928	$19,711	$17,851
2024	$21,017	$21,017	$27,976	$24,029	$21,977
2025	$23,548	$23,548	$31,646	$29,612	$24,245

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	10.41%	9.71%	8.94%
Class C - Excluding Sales Charge	11.22%	9.71%	8.94%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

AssetsNet	$ 699,899,653
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,529,433
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$699,899,653 # of Portfolio Holdings77 Portfolio Turnover Rate87% Investment Advisory Fees Paid5,529,433
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Material Fund Change [Text Block]
C000022969
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	NMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$247,174	$250,550	$240,750	$245,075
2017	$288,276	$294,872	$280,907	$283,944
2018	$327,015	$339,280	$332,650	$319,920
2019	$337,792	$347,762	$355,503	$325,006
2020	$385,122	$387,616	$416,045	$333,554
2021	$553,236	$557,818	$573,227	$501,298
2022	$443,886	$537,290	$465,977	$467,360
2023	$476,598	$548,197	$492,770	$446,282
2024	$574,180	$699,406	$600,728	$549,417
2025	$644,673	$791,156	$740,306	$606,133

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	12.28%	10.85%	9.94%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

AssetsNet	$ 699,899,653
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,529,433
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$699,899,653 # of Portfolio Holdings77 Portfolio Turnover Rate87% Investment Advisory Fees Paid5,529,433
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Material Fund Change [Text Block]
C000103065
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R
Trading Symbol	IMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,826	$10,022	$9,630	$9,803
2017	$11,397	$11,795	$11,236	$11,358
2018	$12,860	$13,571	$13,306	$12,797
2019	$13,207	$13,910	$14,220	$13,000
2020	$14,974	$15,505	$16,642	$13,342
2021	$21,392	$22,313	$22,929	$20,052
2022	$17,064	$21,492	$18,639	$18,694
2023	$18,222	$21,928	$19,711	$17,851
2024	$21,837	$27,976	$24,029	$21,977
2025	$24,397	$31,646	$29,612	$24,245

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	11.72%	10.26%	9.33%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

AssetsNet	$ 699,899,653
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,529,433
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$699,899,653 # of Portfolio Holdings77 Portfolio Turnover Rate87% Investment Advisory Fees Paid5,529,433
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Material Fund Change [Text Block]
C000122001
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class R6
Trading Symbol	IMOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$989,498	$1,002,200	$963,000	$980,300
2017	$1,155,631	$1,179,500	$1,123,600	$1,135,800
2018	$1,312,053	$1,357,100	$1,330,600	$1,279,700
2019	$1,357,110	$1,391,000	$1,422,000	$1,300,000
2020	$1,548,570	$1,550,500	$1,664,200	$1,334,200
2021	$2,226,566	$2,231,300	$2,292,900	$2,005,200
2022	$1,787,802	$2,149,200	$1,863,900	$1,869,400
2023	$1,920,965	$2,192,800	$1,971,100	$1,785,100
2024	$2,316,457	$2,797,600	$2,402,900	$2,197,700
2025	$2,603,976	$3,164,600	$2,961,200	$2,424,500

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	12.41%	10.95%	10.04%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

AssetsNet	$ 699,899,653
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,529,433
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$699,899,653 # of Portfolio Holdings77 Portfolio Turnover Rate87% Investment Advisory Fees Paid5,529,433
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Material Fund Change [Text Block]
C000078998
Shareholder Report [Line Items]
Fund Name	Voya MidCap Opportunities Fund
Class Name	Class W
Trading Symbol	IMOWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya MidCap Opportunities Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund outperformed the Russell MidCap® Index.

↑ Top contributors to performance: Stock selection within the information technology & real estate sectors contributed. On an individual stock level basis, key contributors were an overweight position in AppLovin Corp., not owning Deckers Outdoor Corp. & an overweight position in Royal Caribbean Group.

↓ Top detractors from performance: Stock selection in the industrials, health care & financials sectors detracted.  On an individual stock level basis, key detractors included  alantir Technologies Inc., overweight position in Saia, Inc. & underweight position in Cloudflare Inc.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell Midcap® Growth Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,878	$10,022	$9,630	$9,803
2017	$11,514	$11,795	$11,236	$11,358
2018	$13,055	$13,571	$13,306	$12,797
2019	$13,480	$13,910	$14,220	$13,000
2020	$15,361	$15,505	$16,642	$13,342
2021	$22,045	$22,313	$22,929	$20,052
2022	$17,677	$21,492	$18,639	$18,694
2023	$18,955	$21,928	$19,711	$17,851
2024	$22,831	$27,976	$24,029	$21,977
2025	$25,643	$31,646	$29,612	$24,245

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	12.32%	10.79%	9.87%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Growth Index	23.23%	12.22%	11.47%
Russell Midcap® Index	10.32%	12.69%	9.26%

AssetsNet	$ 699,899,653
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,529,433
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$699,899,653 # of Portfolio Holdings77 Portfolio Turnover Rate87% Investment Advisory Fees Paid5,529,433
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.0%
Common Stock	99.5%

Sector Allocation

Value	Value
Information Technology	29.5%
Industrials	16.5%
Consumer Discretionary	14.2%
Financials	11.8%
Health Care	11.8%
Energy	4.2%
Communication Services	3.9%
Consumer Staples	2.7%
Real Estate	2.4%
Materials	1.5%
Utilities	1.0%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Palantir Technologies, Inc. - Class A	8.7%
AppLovin Corp. - Class A	4.5%
AmerisourceBergen Corp.	3.2%
Verisk Analytics, Inc.	2.9%
Axon Enterprise, Inc.	2.6%
Tradeweb Markets, Inc. - Class A	2.6%
Comfort Systems USA, Inc.	2.2%
Roblox Corp. - Class A	2.1%
Chesapeake Energy Corp.	2.1%
Fair Isaac Corp.	2.0%

Material Fund Change [Text Block]
C000105101
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Mid Cap Value Fund
Class Name	Class I
Trading Symbol	IMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Multi-Manager Mid Cap Value Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended Mary 31, 2025, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength. Top individual contributors to relative returns included US Foods Holding Corp. & BJ’s Wholesale Club Holdings, Inc. The Fund’s minority sleeve, sub-advised by Voya Investment Management Co. LLC and representing roughly 25% of total assets on average, outperformed the Russell Midcap Value Index, providing a partial positive offset to underperformance of the Fund’s other, larger sleeve.

↓ Top detractors from performance: Underperformance was attributable mainly to lagging stock selection within the sleeve sub-advised by Victory Capital Management Inc. By sector, relative returns were weakest in information technology, industrials, energy, & financials; within these sectors, on an individual stock level, top detractors included Globant SA, FTI Consulting Inc., Chord Energy Corp., and lack of exposure to index constituent Robinhood Markets, Inc. Top individual laggards from other sectors included Westlake Corp. & Icon PLC. In terms of investment style effects, underexposure to price momentum detracted from the Fund’s relative performance, as higher-momentum mid-cap stocks generally outperformed lower-momentum mid-cap stocks during the period.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell Midcap® Value Index
2015	$250,000	$250,000	$250,000
2016	$239,250	$250,550	$249,225
2017	$271,941	$294,872	$287,282
2018	$307,045	$339,280	$311,183
2019	$283,195	$347,762	$304,680
2020	$264,136	$387,616	$283,626
2021	$412,945	$557,818	$444,187
2022	$402,853	$537,290	$443,921
2023	$371,027	$548,197	$401,793
2024	$454,801	$699,406	$496,889
2025	$465,442	$791,156	$526,835

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	2.34%	12.00%	6.41%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell Midcap® Value Index	6.03%	13.18%	7.74%

AssetsNet	$ 143,145,794
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,121,341
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$143,145,794 # of Portfolio Holdings330 Portfolio Turnover Rate60% Investment Advisory Fees Paid1,121,341
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	3.4%
Exchange-Traded Funds	0.2%
Common Stock	96.3%

Sector Allocation

Value	Value
Industrials	19.2%
Financials	15.5%
Materials	12.2%
Consumer Discretionary	8.3%
Information Technology	8.2%
Consumer Staples	7.9%
Real Estate	6.9%
Utilities	6.9%
Health Care	6.3%
Energy	4.2%
Communication Services	0.7%
Exchange-Traded Funds	0.2%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.1%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Energy Corp.	2.0%
US Foods Holding Corp.	1.9%
Hartford Financial Services Group, Inc.	1.7%
Crown Holdings, Inc.	1.5%
Quest Diagnostics, Inc.	1.5%
Willis Towers Watson PLC	1.5%
SBA Communications Corp.	1.4%
Performance Food Group Co.	1.4%
American Water Works Co., Inc.	1.4%
Camden Property Trust	1.4%

Material Fund Change [Text Block]
C000238235
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class A
Trading Symbol	VWYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$122	1.24%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$9,425	$10,000	$10,000	$10,000
2023	$10,029	$10,641	$11,477	$10,828
2024	$12,834	$13,617	$14,643	$12,818
2025	$12,317	$13,068	$16,564	$13,073

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (10/7/2022)
Class A - Including Sales ChargeFootnote Reference*	-9.53%	8.19%
Class A - Excluding Sales Charge	-4.01%	10.64%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%

AssetsNet	$ 1,275,974,082
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,530,233
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,275,974,082 # of Portfolio Holdings96 Portfolio Turnover Rate130% Investment Advisory Fees Paid9,530,233
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Material Fund Change [Text Block]
C000238236
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class C
Trading Symbol	VWYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$194	1.99%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000	$10,000
2023	$10,591	$10,591	$11,477	$10,828
2024	$13,452	$13,452	$14,643	$12,818
2025	$12,812	$12,812	$16,564	$13,073

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (10/7/2022)
Class C - Including Sales ChargeFootnote Reference*	-5.59%	9.82%
Class C - Excluding Sales Charge	-4.71%	9.82%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%

AssetsNet	$ 1,275,974,082
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,530,233
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,275,974,082 # of Portfolio Holdings96 Portfolio Turnover Rate130% Investment Advisory Fees Paid9,530,233
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Material Fund Change [Text Block]
C000234687
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Growth Index
2015	$250,000	$250,000	$250,000
2016	$230,894	$250,550	$227,175
2017	$292,296	$294,872	$271,951
2018	$364,419	$339,280	$340,157
2019	$367,186	$347,762	$316,754
2020	$389,821	$387,616	$339,940
2021	$600,428	$557,818	$510,386
2022	$495,794	$537,290	$379,166
2023	$501,505	$548,197	$389,328
2024	$643,976	$699,406	$460,897
2025	$619,897	$791,156	$476,811

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class IFootnote Reference*	-3.70%	9.72%	9.51%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Growth Index	3.45%	7.00%	6.67%

AssetsNet	$ 1,275,974,082
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,530,233
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,275,974,082 # of Portfolio Holdings96 Portfolio Turnover Rate130% Investment Advisory Fees Paid9,530,233
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Material Fund Change [Text Block]
C000238233
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R
Trading Symbol	VWYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$146	1.49%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,626	$11,477	$10,828
2024	$13,561	$14,643	$12,818
2025	$12,983	$16,564	$13,073

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (10/7/2022)
Class R	-4.24%	10.37%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%

AssetsNet	$ 1,275,974,082
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,530,233
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,275,974,082 # of Portfolio Holdings96 Portfolio Turnover Rate130% Investment Advisory Fees Paid9,530,233
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Material Fund Change [Text Block]
C000234688
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	VLNPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$82	0.84%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Growth Index
4/4/2022	$1,000,000	$1,000,000	$1,000,000
2022	$863,926	$899,100	$842,300
2023	$874,904	$917,400	$864,800
2024	$1,124,075	$1,170,400	$1,023,800
2025	$1,083,381	$1,323,900	$1,059,200

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (4/4/2022)
Class R6	-3.60%	2.57%
Russell 3000® Index	13.12%	9.26%
Russell 2000® Growth Index	3.45%	1.91%

AssetsNet	$ 1,275,974,082
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,530,233
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,275,974,082 # of Portfolio Holdings96 Portfolio Turnover Rate130% Investment Advisory Fees Paid9,530,233
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Material Fund Change [Text Block]
C000238237
Shareholder Report [Line Items]
Fund Name	Voya Small Cap Growth Fund
Class Name	Class W
Trading Symbol	VWYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Cap Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$97	0.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the Russell 2000® Growth Index largely driven by stock selection.

↑ Top contributors to performance: Top positive contributors were a result of positive stock selection in the financials & consumer staples sectors. Top individual contributors were H&E Equipment Services, Inc., SiTime Corp. & ExlService Holdings, Inc.

↓ Top detractors from performance: Most notably, stock selection within the consumer discretionary, health care & information technology were the largest detractors. Allocation had a more modest contribution to underperformance, with underweights to both the consumer staples & financial sectors contributing negatively. Top individual detractors included Select Medial Holdings Corp., Saia, Inc. & Littlefuse, Inc. Also, not owning benchmark name, Sprouts Farmers Market, Inc., had a negative impact.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 2000® Growth Index
10/7/2022	$10,000	$10,000	$10,000
2023	$10,660	$11,477	$10,828
2024	$13,673	$14,643	$12,818
2025	$13,156	$16,564	$13,073

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (10/7/2022)
Class W	-3.75%	10.92%
Russell 3000® Index	13.12%	20.92%
Russell 2000® Growth Index	3.45%	10.64%

AssetsNet	$ 1,275,974,082
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 9,530,233
InvestmentCompanyPortfolioTurnover	130.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,275,974,082 # of Portfolio Holdings96 Portfolio Turnover Rate130% Investment Advisory Fees Paid9,530,233
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	3.4%
Common Stock	96.6%

Sector Allocation

Value	Value
Industrials	25.5%
Information Technology	21.6%
Health Care	21.1%
Consumer Discretionary	9.0%
Financials	8.6%
Materials	3.6%
Consumer Staples	3.4%
Energy	2.8%
Real Estate	1.0%
Short-Term Investments	3.4%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Western Alliance Bancorp	2.1%
Rambus, Inc.	2.1%
Tower Semiconductor Ltd.	2.0%
Ensign Group, Inc.	1.9%
Carpenter Technology Corp.	1.8%
Kirby Corp.	1.8%
Granite Construction, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
ACI Worldwide, Inc.	1.7%
Clean Harbors, Inc.	1.6%

Material Fund Change [Text Block]
C000215396
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class A
Trading Symbol	VYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Line Graph [Table Text Block]
	Class A with Sale Charges	Class A without Sales Charge	Russell 3000® Index	Russell 2000® Index
2015	$9,422	$10,000	$10,000	$10,000
2016	$9,438	$10,017	$10,022	$9,403
2017	$11,160	$11,845	$11,795	$11,317
2018	$12,509	$13,276	$13,571	$13,667
2019	$11,169	$11,854	$13,910	$12,431
2020	$10,445	$11,085	$15,505	$12,004
2021	$16,504	$17,516	$22,313	$19,753
2022	$14,422	$15,306	$21,492	$16,411
2023	$13,602	$14,436	$21,928	$15,643
2024	$16,047	$17,030	$27,976	$18,790
2025	$16,725	$17,751	$31,646	$19,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	-1.82%	8.58%	5.28%
Class A - Excluding Sales Charge	4.14%	9.87%	5.91%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

AssetsNet	$ 149,893,779
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,340,010
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,893,779 # of Portfolio Holdings187 Portfolio Turnover Rate179% Investment Advisory Fees Paid1,340,010
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Material Fund Change [Text Block]
C000215395
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class C
Trading Symbol	VYSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$195	1.92%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Line Graph [Table Text Block]
	Class C with Sale Charges	Class C without Sales Charge	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,942	$9,942	$10,022	$9,403
2017	$11,674	$11,674	$11,795	$11,317
2018	$12,984	$12,984	$13,571	$13,667
2019	$11,488	$11,488	$13,910	$12,431
2020	$10,668	$10,668	$15,505	$12,004
2021	$16,740	$16,740	$22,313	$19,753
2022	$14,499	$14,499	$21,492	$16,411
2023	$13,592	$13,592	$21,928	$15,643
2024	$16,035	$16,035	$27,976	$18,790
2025	$16,713	$16,713	$31,646	$19,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	2.50%	9.04%	5.27%
Class C - Excluding Sales Charge	3.29%	9.04%	5.27%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

AssetsNet	$ 149,893,779
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,340,010
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,893,779 # of Portfolio Holdings187 Portfolio Turnover Rate179% Investment Advisory Fees Paid1,340,010
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Material Fund Change [Text Block]
C000215394
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class I
Trading Symbol	VYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index
2015	$250,000	$250,000	$250,000
2016	$251,150	$250,550	$235,075
2017	$297,958	$294,872	$282,936
2018	$335,039	$339,280	$341,674
2019	$300,008	$347,762	$310,787
2020	$281,529	$387,616	$300,095
2021	$446,207	$557,818	$493,837
2022	$391,068	$537,290	$410,280
2023	$370,071	$548,197	$391,079
2024	$437,786	$699,406	$469,744
2025	$457,595	$791,156	$475,313

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	4.46%	10.20%	6.23%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

AssetsNet	$ 149,893,779
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,340,010
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,893,779 # of Portfolio Holdings187 Portfolio Turnover Rate179% Investment Advisory Fees Paid1,340,010
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Material Fund Change [Text Block]
C000215391
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class R
Trading Symbol	VYSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$145	1.42%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index
10/4/2016	$10,000	$10,000	$10,000
2017	$11,211	$11,231	$11,099
2018	$12,537	$12,922	$13,403
2019	$11,264	$13,245	$12,192
2020	$10,611	$14,763	$11,772
2021	$16,716	$21,245	$19,372
2022	$14,571	$20,464	$16,094
2023	$13,708	$20,879	$15,341
2024	$16,140	$26,638	$18,427
2025	$16,784	$30,441	$18,646

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception (10/4/2016)
Class R	3.89%	9.60%	6.17%
Russell 3000® Index	13.12%	15.34%	13.72%
Russell 2000® Index	1.19%	9.64%	7.52%

AssetsNet	$ 149,893,779
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,340,010
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,893,779 # of Portfolio Holdings187 Portfolio Turnover Rate179% Investment Advisory Fees Paid1,340,010
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Material Fund Change [Text Block]
C000215397
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class R6
Trading Symbol	VYSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$1,005,416	$1,002,200	$940,300
2017	$1,194,118	$1,179,500	$1,131,700
2018	$1,343,547	$1,357,100	$1,366,700
2019	$1,203,849	$1,391,000	$1,243,100
2020	$1,130,260	$1,550,500	$1,200,400
2021	$1,791,650	$2,231,300	$1,975,300
2022	$1,570,907	$2,149,200	$1,641,100
2023	$1,486,384	$2,192,800	$1,564,300
2024	$1,759,667	$2,797,600	$1,879,000
2025	$1,841,105	$3,164,600	$1,901,300

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	4.49%	10.25%	6.29%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

AssetsNet	$ 149,893,779
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,340,010
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,893,779 # of Portfolio Holdings187 Portfolio Turnover Rate179% Investment Advisory Fees Paid1,340,010
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Material Fund Change [Text Block]
C000215390
Shareholder Report [Line Items]
Fund Name	Voya Small Company Fund
Class Name	Class W
Trading Symbol	VYSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Small Company Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, (before fees and expenses) the Fund outperformed the Russell 2000® Index.

↑ Top contributors to performance: Stock selection within the health care, information technology, & industrials sectors contributed. At the individual stock level, key contributors included overweight positions in Hims & Hers Health, Inc., Excelerate Energy, Inc., & Clear Secure, Inc.

↓ Top detractors from performance: Stock selection in the consumer discretionary, materials, & consumer staples sectors detracted.  Key individual detractors included the overweights to Murphy Oil Corp. and Steven Madden, Ltd. and exposure to non-benchmark stock Bruker Corp.

Line Graph [Table Text Block]
	Class W	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$10,039	$10,022	$9,403
2017	$11,910	$11,795	$11,317
2018	$13,377	$13,571	$13,667
2019	$11,977	$13,910	$12,431
2020	$11,235	$15,505	$12,004
2021	$17,791	$22,313	$19,753
2022	$15,580	$21,492	$16,411
2023	$14,737	$21,928	$15,643
2024	$17,417	$27,976	$18,790
2025	$18,205	$31,646	$19,013

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class W	4.46%	10.14%	6.17%
Russell 3000® Index	13.12%	15.34%	12.21%
Russell 2000® Index	1.19%	9.64%	6.64%

AssetsNet	$ 149,893,779
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,340,010
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,893,779 # of Portfolio Holdings187 Portfolio Turnover Rate179% Investment Advisory Fees Paid1,340,010
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.3)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.6%
Common Stock	97.9%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	20.3%
Information Technology	16.7%
Health Care	14.8%
Real Estate	6.1%
Consumer Discretionary	4.6%
Materials	3.6%
Utilities	3.4%
Energy	3.3%
Communication Services	3.0%
Exchange-Traded Funds	1.6%
Consumer Staples	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.3)%

Largest Holdings [Text Block]

Top 10 Holdings

Box, Inc. - Class A	2.0%
First BanCorp/Puerto Rico	1.8%
QIAGEN NV	1.6%
iShares Russell 2000 ETF	1.6%
AvePoint, Inc.	1.4%
Watts Water Technologies, Inc. - Class A	1.4%
Hancock Whitney Corp.	1.3%
Element Solutions, Inc.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%

Material Fund Change [Text Block]
C000242977
Shareholder Report [Line Items]
Fund Name	Voya VACS Series MCV Fund
Class Name	VACS Series
Trading Symbol	VVJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series MCV Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended Mary 31, 2025, the Fund underperformed the Russell Midcap® Value Index.

↑ Top contributors to performance: Stock selection in the consumer staples sector was an area of strength. Top individual contributors to relative returns included US Foods Holding Corp. & BJ’s Wholesale Club Holdings, Inc. The Fund’s minority sleeve, sub-advised by Voya Investment Management Co. LLC and representing roughly 25% of total assets on average, outperformed the Russell Midcap Value Index, providing a partial positive offset to underperformance of the Fund’s other, larger sleeve.

↓ Top detractors from performance: Underperformance was attributable mainly to lagging stock selection within the sleeve sub-advised by Victory Capital Management Inc. By sector, relative returns were weakest in information technology, industrials, energy, & financials; within these sectors, on an individual stock level, top detractors included Globant SA, FTI Consulting Inc., Chord Energy Corp., and lack of exposure to index constituent Robinhood Markets, Inc. Top individual laggards from other sectors included Westlake Corp. & Icon PLC. In terms of investment style effects, underexposure to price momentum detracted from the Fund’s relative performance, as higher-momentum mid-cap stocks generally outperformed lower-momentum mid-cap stocks during the period.

Line Graph [Table Text Block]
	VACS Series	Russell 3000® Index	Russell Midcap® Value Index
3/24/2023	$10,000	$10,000	$10,000
2023	$9,930	$10,522	$10,047
2024	$12,198	$13,424	$12,425
2025	$12,562	$15,185	$13,174

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception (3/24/2023)
VACS Series	2.99%	11.00%
Russell 3000® Index	13.12%	21.05%
Russell Midcap® Value Index	6.03%	13.35%

AssetsNet	$ 135,237,428
Holdings Count | Holding	332
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$135,237,428 # of Portfolio Holdings332 Portfolio Turnover Rate72% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	4.3%
Exchange-Traded Funds	0.7%
Common Stock	95.5%

Sector Allocation

Value	Value
Industrials	19.0%
Financials	15.4%
Materials	12.0%
Consumer Discretionary	8.2%
Information Technology	8.2%
Consumer Staples	7.8%
Real Estate	6.9%
Utilities	6.9%
Health Care	6.2%
Energy	4.2%
Communication Services	0.7%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.3%
Liabilities in Excess of Other Assets	(0.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Alliant Energy Corp.	2.0%
US Foods Holding Corp.	1.9%
Hartford Financial Services Group, Inc.	1.7%
Crown Holdings, Inc.	1.5%
Quest Diagnostics, Inc.	1.5%
Willis Towers Watson PLC	1.5%
SBA Communications Corp.	1.4%
Performance Food Group Co.	1.4%
American Water Works Co., Inc.	1.4%
Genpact Ltd.	1.4%

Material Fund Change [Text Block]